INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2024
INVESTMENT PROPERTIES [Abstract]
INVESTMENT PROPERTIES
14.	INVESTMENT PROPERTIES

The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At July 1, 2022 *	-	-	-	-
Acquisition of assets	4,833	29,773	380	34,986
Additions	730	-	-	730
Exchange adjustments	183	906	14	1,103
At December 31, 2022	5,746	30,679	394	36,819
Accumulated depreciation:
At January 1, 2022	-	-	-	-
Charge for the year	(192)	(1,019)	(26)	(1,237)
Exchange adjustments	(7)	(32)	(1)	(40)
At December 31, 2022	(199)	(1,051)	(27)	(1,277)
Net book value:
At December 31, 2022	5,547	29,628	367	35,542

Cost:
At January 1, 2023	5,746	30,679	394	36,819
Additions	82	224	701	1,007
Exchange adjustments	87	370	6	463
At December 31, 2023	5,915	31,273	1,101	38,289
Accumulated depreciation:
At January 1, 2023	(199)	(1,051)	(27)	(1,277)
Charge for the year	(390)	(2,104)	(107)	(2,601)
Exchange adjustments	(12)	(50)	(3)	(65)
At December 31, 2023	(601)	(3,205)	(137)	(3,943)
Net book value:
At December 31, 2023	5,314	28,068	964	34,346

Cost:
At January 1, 2024	5,915	31,273	1,101	38,289
Additions	38	-	241	279
Disposals	(616)	-	-	(616)
Exchange adjustments	(162)	(718)	(38)	(918)
At December 31, 2024	5,175	30,555	1,304	37,034
Accumulated depreciation:
At January 1, 2024	(601)	(3,205)	(137)	(3,943)
Charge for the year	(371)	(2,139)	(207)	(2,717)
Disposals	218	-	-	218
Exchange adjustments	21	103	7	131
At December 31, 2024	(733)	(5,241)	(337)	(6,311)
Net book value:
At December 31, 2024	4,442	25,314	967	30,723

* The investment properties were acquired from the acquisition of AFH, which was closed on July 1, 2022. See Note 5.

Leasehold land included in investment properties were right-of-use assets associated with leasehold land under operating leases where the building was constructed on. See Note 16.

The Group leases the investment properties to its customers under operating leases for terms ranging from one to 12 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At December 31, 2024
2025	3,367
2026	3,350
2027	2,389
2028	2,371
2029	2,396
Thereafter	3,669
Total	17,542

The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased or for repairs, maintenance and enhancements.

The fair value of investment properties of the Group as of December 31, 2024 and 2023 was approximately US$35.4 million and US$36.4 million, respectively, determined using the income approach based on the operation projection and the discount rate with the assistance of an independent valuation specialist. The investment properties were classified as Level 3 in the fair value hierarchy.

The Group did not record any impairment related to investment properties as of December 31, 2024 and 2023.